FAIR VALUE MEASUREMENT - Reconciliation (Details) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Reconciliation of fair value Level 3 financial assets
Beginning balance	€ 8,478
Ending balance		€ 8,478
Level 3
Reconciliation of fair value Level 3 financial liabilities
Beginning balance	18,143
Changes from fair value remeasurement		(5,466)
Ending balance	33,597	18,143
Fair value	33,597	18,143
Level 3 | Recurring
Reconciliation of fair value Level 3 financial assets
Beginning balance	16,191
Settlements and changes from fair value remeasurement	(1,950)
Ending balance	14,241	16,191
Group 14 shares | Level 3 | Recurring
Reconciliation of fair value Level 3 financial assets
Beginning balance	8,478
Settlements and changes from fair value remeasurement	265
Ending balance	8,743	8,478
XJ Harbour price protection cap | Level 3 | Recurring
Reconciliation of fair value Level 3 financial assets
Beginning balance	7,713
Settlements and changes from fair value remeasurement	(2,215)
Ending balance	5,498	7,713
Black Forest Warrants | Level 3 | Recurring
Reconciliation of fair value Level 3 financial liabilities
Beginning balance	5,193
Settlements and changes from fair value remeasurement	142
Ending balance	5,335	5,193
Fair value	5,335	5,193
Black Forest Conv. Option | Level 3 | Recurring
Reconciliation of fair value Level 3 financial liabilities
Beginning balance	3,491
Settlements and changes from fair value remeasurement	(141)
Ending balance	3,350	3,491
Fair value	3,350	3,491
Linden Warrants | Level 3
Reconciliation of fair value Level 3 financial liabilities
Ending balance	12,195
Fair value	12,195
Linden Warrants | Level 3 | Recurring
Reconciliation of fair value Level 3 financial liabilities
Additions	13,837
Settlements and changes from fair value remeasurement	(1,908)
Ending balance	11,929
Fair value	11,929
Linden Conv. Option | Level 3
Reconciliation of fair value Level 3 financial liabilities
Ending balance	6,307
Fair value	6,307
Linden Conv. Option | Level 3 | Recurring
Reconciliation of fair value Level 3 financial liabilities
Additions	13,880
Settlements and changes from fair value remeasurement	(7,710)
Ending balance	6,170
Fair value	6,170
XJ Protection | Level 3
Reconciliation of fair value Level 3 financial liabilities
Ending balance	1,313
Fair value	1,313
XJ Protection | Level 3 | Recurring
Reconciliation of fair value Level 3 financial liabilities
Beginning balance	9,459
Settlements and changes from fair value remeasurement	(2,646)
Ending balance	6,813	9,459
Fair value	€ 6,813	€ 9,459